Schedule of Aggregate Percentage Revenue and Accounts Receivable (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer Benchmark [Member] | Customer 1 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	21.00%
Revenue from Contract with Customer Benchmark [Member] | Customer 2 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	15.00%
Revenue from Contract with Customer Benchmark [Member] | Customer Three [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	12.00%
Revenue from Contract with Customer Benchmark [Member] | Customer 4 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable		35.00%
Revenue from Contract with Customer Benchmark [Member] | Customer 5 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable		17.00%
Revenue from Contract with Customer Benchmark [Member] | Customers [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	48.00%	52.00%
Accounts Receivable [Member] | Customer 1 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	18.00%
Accounts Receivable [Member] | Customer 2 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	17.00%
Accounts Receivable [Member] | Customer Three [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	16.00%
Accounts Receivable [Member] | Customer 4 [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable		17.00%
Accounts Receivable [Member] | Customers [Member]
Product Information [Line Items]
Aggregate percent of accounts receivable	51.00%	54.00%